Selected Quarterly Financial Data (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited) [Abstract]
Decrease in valuation allowance	$ 1,157,111,000		$ 1,157,111,000
Reversal of deferred federal minimum tax liabilities		$ 11,594,000